Premises and equipment	12 Months Ended
Mar. 31, 2012
Premises and equipment

7. Premises and equipment

Premises and equipment at March 31, 2011 and 2012 consist of the following:

	2011	2012
	(in millions of yen)
Land	266,827	271,083
Buildings	710,226	735,188
Equipment and furniture	466,667	480,068
Leasehold improvements	88,107	89,200
Construction in progress	28,777	11,575
Software	683,514	668,448

Total	2,244,118	2,255,562
Less: Accumulated depreciation and amortization	1,129,914	1,150,693

Premises and equipment—net	1,114,204	1,104,869

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2010, 2011 and 2012 was ¥156,393 million, ¥162,128 million and ¥160,231 million, respectively.

Premises and equipment under capital leases, which is primarily comprised of data processing equipment, amounted to ¥47,074 million and ¥45,392 million at March 31, 2011 and 2012, respectively. Accumulated depreciation and amortization on such premises and equipment at March 31, 2011 and 2012 amounted to ¥28,954 million and ¥28,254 million, respectively.